Document And Entity Information	May 03, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 99.1 of the Current Report on Form 8-K filed on May 3, 2021 (the “Original Form 8-K”) solely to correct a rendering error on page 32 of the Shareholder Report dated May 3, 2021 furnished as Exhibit 99.1 thereto (the “Exhibit”). As previously furnished, page 32 of the Exhibit reflected incorrect data in the tables captioned “Unaudited Reconciliation of GAAP to Non-GAAP Results” which have been corrected on Exhibit 99.1 to this Amendment No. 1. No other changes have been made to the Original Form 8-K.
Document Period End Date	May 03, 2021
Entity Registrant Name	DZS INC.
Entity Central Index Key	0001101680
Entity Emerging Growth Company	false
Entity File Number	000-32743
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-3509099
Entity Address, Address Line One	5700 Tennyson Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	469
Local Phone Number	327-1531
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	DZSI
Security Exchange Name	NASDAQ